STOCK OPTIONS AND WARRANTS (Details 1) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Warrant [Member]
Outstanding at beginning of the period, Shares	6,311,837	5,007,470
Granted during the period, Shares	2,403,452	1,354,368
Exercised during the period, Shares	0	(50,001)
Terminated during the period, Shares	0	0
Outstanding at end of the period, Shares	8,715,289	6,311,837
Exercisable at end of the period, Shares	8,696,539	6,311,837
Outstanding at beginning of the period Weighted Average Exercise Price	$ 2.11	$ 1.86
Granted during the period , Weighted Average Exercise Price	$ 3.13	$ 3.03
Exercised during the period Weighted Average Exercise Price	$ 0	$ 1.50
Terminated during the period Weighted Average Exercise price	$ 0	$ 0
Outstanding at ending of the period Weighted Average Exercise Price	$ 2.39	$ 2.11
Exercisable at end of the period Weighted Average Exercise Price	$ 2.39	$ 2.11